Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Entity Registrant Name	GreenTree Hospitality Group Ltd.
Entity Central Index Key	0001724755
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Document Type	20-F
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
ICFR Auditor Attestation Flag	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity File Number	001-38425
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2451 Hongqiao Road
Entity Address, Address Line Two	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200335
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	2451 Hongqiao Road
Entity Address, Address Line Two	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200335
Contact Personnel Name	Dr. Yiping Yang
City Area Code	+86
Local Phone Number	21-3617-4886
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	34,762,909
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing one Class A ordinary share
Trading Symbol	GHG
Security Exchange Name	NYSE
Common Class A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	68,286,954
Title of 12(b) Security	Class A ordinary shares, par value US$0.50 per share *
No Trading Symbol Flag	true